Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,820,000
Previously Paid Amount	0.00
Total Fee Amount	158.34
Total Offset Amount	0.00
Net Fee	158.34
Narrative - Max Aggregate Offering Price	$ 1,820,000
Final Prospectus	true